Revenue (Details Narrative) - JPY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue expected recognize	¥ 882,983	¥ 764,933
Revenue remaining performance obligation	¥ 444,955	¥ 351,937